ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS (Details)			12 Months Ended
	Dec. 13, 2016 shares	Oct. 23, 2014 HKD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Aug. 02, 2017	Jun. 30, 2016 USD ($)	Oct. 26, 2015 shares	Dec. 02, 2014 shares	Jul. 27, 2014
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Common stock shares issued | shares			19,837,642	19,837,642	19,837,642	19,837,642			21,526,747
Cash consideration								$ 270,000
Net loss			$ (2,811,094)	$ (41,077,304)	$ (176,101,494)	$ (49,809,728)
Net cash in operating activities			$ 207,923	$ (13,007)	(3,111,416)	(37,942,709)
Increase in revenue (as a percent)			57.00%	25.00%
Specific allowance for lease payment receivables for COVID-19			$ 119,067,356	$ 121,412,692	101,862,247
Cash and cash equivalents			$ 159,543	$ 6,621	38,820	$ 70,312
Continuing Operation
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Net loss					12,000,000
Net cash in operating activities					$ 3,110,000
Jinshang Leasing
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Ownership interest (as a percent)					100.00%					100.00%	100.00%
Common stock shares issued | shares										30,000,000
Ms. Wenyu Li
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Percentage of individual beneficially owning								8.10%
Freeman FinTech Corporation
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Agreement to transfer ordinary shares | shares	13,440,000
Percentage of owned subsidiary	67.00%
Spectacular Bid Limited
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Percentage of owned subsidiary							67.00%
Full Shine
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Business incorporation cost		$ 1
Former | Holdco
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Ownership interest (as a percent)									78.00%
Former | Sino
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Ownership interest (as a percent)									22.00%
Wins Finance Group Limited("WFG")
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Ordinary shares exchanged for cash and ordinary shares of Wins Finance									100.00%